Nuveen Short Term Bond Fund
Nuveen Short Term Bond Fund
Investment Objective
The investment objective of the fund is to provide investors with current income while maintaining a high degree of principal stability.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 52 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 55 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-84 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Short Term Bond Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Short Term Bond Fund		Class A	Class C	Class R3		Class I
Management Fees		0.45%	0.45%	0.45%	[1]	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	[1]	none
Other Expenses		0.08%	0.08%	0.08%	[1]	0.08%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	0.79%	1.54%	1.04%	[1]	0.54%
[1]	Class R3 shares were established July 12, 2011. Accordingly, expenses are based upon the actual expenses incurred by the other classes.
[2]	Expenses have been restated to reflect current contractual fees and estimated other expenses.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Short Term Bond Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	304	157	106	55
3 Years	472	486	331	173
5 Years	654	839	574	302
10 Years	1,181	1,834	1,271	677

No Redemption
Expense Example, No Redemption - Nuveen Short Term Bond Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	304	157	106	55
3 Years	472	486	331	173
5 Years	654	839	574	302
10 Years	1,181	1,834	1,271	677

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in bonds, such as:

•	residential and commercial mortgage-backed securities.

•	asset-backed securities.

•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

•	U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

•	municipal securities.

Up to 20% of the fund's total assets may be invested in securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund's sub-adviser (securities commonly referred to as "high yield" or "junk bonds"). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.

The fund may invest up to 35% of its total assets in debt obligations of foreign corporations and foreign governments. However, no more than 10% of the fund's total assets may be invested in debt obligations of corporations and governments that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.

Up to 10% of the fund's total assets may have non-U.S. dollar currency exposure from non-U.S. dollar denominated securities and currency derivatives, calculated on an absolute notional basis (i.e., adding together the absolute value of net long and net short exposures to non-U.S. dollar currencies).

The fund's sub-adviser selects securities using a "top-down" approach which begins with the formulation of the sub-adviser's general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the sub-adviser selects individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund's total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund's sub-adviser. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 5% of the fund's total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter ("OTC") market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*
[1]	Class A year-to-date total return as of September 30, 2011 was -0.44%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 5.45% and -3.37%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class R3 shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Short Term Bond Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C)
Class A	Dec. 14, 1992	0.99%	3.62%	3.54%
Class A (return after taxes on distributions)	Dec. 14, 1992	0.12%	2.28%	2.19%
Class A (return after taxes on distributions and sale of fund shares)	Dec. 14, 1992	0.64%	2.30%	2.20%
Class C	Oct. 28, 2009	2.45%			2.58%
Class I	Feb. 04, 1994	3.48%	4.27%	3.94%
Barclays Capital 1-3 Year Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		2.80%	4.53%	4.34%	2.47%
Lipper Short Investment Grade Debt Classification Average (reflects no deduction for taxes or certain expenses)		3.90%	3.61%	3.65%	3.82%